RIGHT-OF-USE ASSETS (Details) ¥ in Millions	12 Months Ended
Dec. 31, 2019 CNY (¥)
Disclosure of quantitative information about right-of-use assets [line items]
Balance at the beginning	¥ 271,969
Balance at the end	267,860
Increase (decrease) due to application of IFRS 16
Disclosure of quantitative information about right-of-use assets [line items]
Balance at the beginning	271,969
IFRS 16
Disclosure of quantitative information about right-of-use assets [line items]
Balance at the beginning	271,969
Balance at the end	267,860
Cost
Disclosure of quantitative information about right-of-use assets [line items]
Increase	16,205
Decrease	(5,508)
Balance at the end	282,666
Cost | Increase (decrease) due to application of IFRS 16
Disclosure of quantitative information about right-of-use assets [line items]
Balance at the beginning	271,969
Cost | IFRS 16
Disclosure of quantitative information about right-of-use assets [line items]
Balance at the beginning	271,969
Accumulated depreciation / amortisation
Disclosure of quantitative information about right-of-use assets [line items]
Increase	14,961
Decrease	(155)
Balance at the end	(14,806)
Land
Disclosure of quantitative information about right-of-use assets [line items]
Balance at the beginning	244,588
Balance at the end	239,374
Land | IFRS 16
Disclosure of quantitative information about right-of-use assets [line items]
Balance at the beginning	244,588
Balance at the end	239,374
Land | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Increase	8,650
Decrease	(4,760)
Balance at the end	248,478
Land | Cost | Increase (decrease) due to application of IFRS 16
Disclosure of quantitative information about right-of-use assets [line items]
Balance at the beginning	244,588
Land | Cost | IFRS 16
Disclosure of quantitative information about right-of-use assets [line items]
Balance at the beginning	244,588
Land | Accumulated depreciation / amortisation
Disclosure of quantitative information about right-of-use assets [line items]
Increase	9,233
Decrease	(129)
Balance at the end	(9,104)
Others
Disclosure of quantitative information about right-of-use assets [line items]
Balance at the beginning	27,381
Balance at the end	28,486
Others | IFRS 16
Disclosure of quantitative information about right-of-use assets [line items]
Balance at the beginning	27,381
Balance at the end	28,486
Others | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Increase	7,555
Decrease	(748)
Balance at the end	34,188
Others | Cost | Increase (decrease) due to application of IFRS 16
Disclosure of quantitative information about right-of-use assets [line items]
Balance at the beginning	27,381
Others | Cost | IFRS 16
Disclosure of quantitative information about right-of-use assets [line items]
Balance at the beginning	27,381
Others | Accumulated depreciation / amortisation
Disclosure of quantitative information about right-of-use assets [line items]
Increase	5,728
Decrease	(26)
Balance at the end	¥ (5,702)